Consolidated Statements Of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 1,001,420,217	$ 989,253,972	$ 608,965,226
Adjustments for:
Interest income	(101,226,862)	(18,677,943)	(7,681)
Finance costs	21,510,079	27,705,955	9,047,063
Depreciation	30,374	113,919	334,841
Dividend income	(88,078,159)	(92,316,548)	(99,227,724)
Gain related to disposed investment	(82,948,508)	(8,235,180)
Net fair value changes on financial assets at fair value through profit or loss and stock loan	31,054,945	641,603,993	(256,460,295)
Net fair value changes on derivative financial asset	(371,305,326)	(1,165,220,000)
Net fair value changes on derivative financial liability	(7,765,148)
Impairment losses under expected credit loss model on accounts receivable	17,109,001
Operating cash flows before changes in working capital	419,800,613	374,228,168	262,651,430
(Increase)/decrease in accounts receivable	251,920,323	(185,286,520)	(67,920,338)
(Increase)/decrease in prepayments, deposits and other receivables	11,568,581	(3,097,113)	(10,140,416)
Decrease in due from a related company			7,500
Increase/(decrease) in other payables and accruals	(49,718,674)	97,893,906	73,607,010
Decrease in amount due from immediate holding company			439,200,382
Increase in amount due from fellow subsidiaries			(699,864,420)
Decrease in financial assets at fair value through profit or loss	972,215,580	81,711,180
Decrease in derivative financial asset	618,682,641
(Decrease)/increase in accounts payable and other assets	(241,859,529)	259,825,630	(229,906)
Cash (used in)/generated from operations	1,982,609,535	625,275,251	(2,688,758)
Profits tax paid	(76,778,218)	(9,207,649)	(17,435,053)
Dividend received	88,078,159	92,316,548	99,227,724
Interest received	67,783	1,115,839	7,681
Net cash from operating activities	1,993,977,259	709,499,989	79,111,594
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of items of property, plant and equipment	(110,734)	(13,710)	(14,214)
Increase in amount due from immediate holding company	(3,581,230,632)	(2,957,926,150)
Net cash used in investing activities	(3,581,341,366)	(2,957,939,860)	(14,214)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares		2,767,254,756
Share issue expenses		(58,263,976)
Proceeds from issue of warrants		15,699,600
Exercise of warrants		78,498,000
Proceeds from issue of convertible bonds		116,809,500
Repayment of margin loans	(317,722,438)	(4,277,101)	(351,610,081)
Proceeds from margin loans			322,000,000
Proceeds from bank borrowings	232,280,000
Net proceeds from perpetual securities	1,436,368,339
Distribution to perpetual securities holders	(62,753,625)
Financing costs paid	(13,765,758)	(27,705,955)	(9,047,063)
Net cash flows (used in)/generated from financing activities	1,274,406,518	2,888,014,824	(38,657,144)
NET INCREASE /(DECREASE) IN CASH AND CASH EQUIVALENTS	(312,957,589)	639,574,953	40,440,236
Cash and cash equivalents at beginning of year	766,430,471	126,855,518	86,415,282
Effect of foreign exchange rate change, net	493,882
CASH AND CASH EQUIVALENTS AT END OF YEAR	453,966,764	766,430,471	126,855,518
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 453,966,764	$ 126,855,518	$ 126,855,518